Property, plant and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance beginning	R$ 22,661,152
Balance end	22,411,815	R$ 22,661,152
Commutation/transmission equipment [member]
IfrsStatementLineItems [Line Items]
Balance beginning	8,826,126	7,666,460
Additions / depreciation	(2,359,756)	(2,239,133)
Write-offs	(5,883)	(761)
Transfers	3,138,109	3,028,504
Acquisitions of subsidiary	439,288	371,056
Balance end	9,860,267	8,826,126
Fiber Optic Cables [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	199,542	256,307
Additions / depreciation	(61,124)	(61,649)
Write-offs
Transfers	3,366	4,884
Acquisitions of subsidiary
Balance end	141,784	199,542
Leased handsets [member]
IfrsStatementLineItems [Line Items]
Balance beginning	278,387	271,763
Additions / depreciation	(173,764)	(155,150)
Write-offs	(5,579)	(5,455)
Transfers	222,749	166,099
Acquisitions of subsidiary	18	1,130
Balance end	321,740	278,387
Network infrastructure [member]
IfrsStatementLineItems [Line Items]
Balance beginning	2,718,042	2,400,130
Additions / depreciation	(347,594)	(390,832)
Write-offs	(9,647)	(642)
Transfers	266,915	493,409
Acquisitions of subsidiary	(14,803)	215,977
Balance end	2,411,738	2,718,042
Informatics Assets [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	105,084	126,610
Additions / depreciation	(45,208)	(78,418)
Write-offs	(25)	26,964
Transfers	28,150	31,032
Acquisitions of subsidiary		(1,104)
Balance end	87,964	105,084
General Use Assets [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	260,548	267,616
Additions / depreciation	(49,888)	(50,097)
Write-offs	(343)	(443)
Transfers	38,560	41,503
Acquisitions of subsidiary	1,496	1,969
Balance end	248,773	260,548
Right of use assets [member]
IfrsStatementLineItems [Line Items]
Balance beginning	9,385,533	6,495,053
Additions / depreciation	(10,875)	186,477
Write-offs	(866,747)	(225,446)
Transfers
Acquisitions of subsidiary	2,656,100	2,929,449
Balance end	8,658,612	9,385,533
Land [member]
IfrsStatementLineItems [Line Items]
Balance beginning	39,802	40,794
Additions / depreciation
Write-offs	(1,214)	(992)
Transfers
Acquisitions of subsidiary
Balance end	38,588	39,802
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Balance beginning	848,088	783,667
Additions / depreciation	3,492,418	3,830,268
Write-offs	(315)	(416)
Transfers	(3,697,849)	(3,765,431)
Acquisitions of subsidiary
Balance end	642,348	848,088
Value After Acquisition [Member] | Commutation/transmission equipment [member]
IfrsStatementLineItems [Line Items]
Balance beginning	8,648,509
Balance end		8,648,509
Value After Acquisition [Member] | Leased handsets [member]
IfrsStatementLineItems [Line Items]
Balance beginning	278,316
Balance end		278,316
Value After Acquisition [Member] | Network infrastructure [member]
IfrsStatementLineItems [Line Items]
Balance beginning	2,516,867
Balance end		2,516,867
Value After Acquisition [Member] | Informatics Assets [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	105,047
Balance end		105,047
Value After Acquisition [Member] | General Use Assets [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	258,948
Balance end		258,948
Value After Acquisition [Member] | Right of use assets [member]
IfrsStatementLineItems [Line Items]
Balance beginning	6,880,134
Balance end		6,880,134
Value After Acquisition [Member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Balance beginning	848,095
Balance end		848,095
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance beginning	65,529,479	49,159,678
Additions / depreciation	5,533,945	5,805,705
Write-offs	(1,091,780)	(737,939)
Transfers
Acquisitions of subsidiary	11,371,149	11,302,035
Balance end	70,343,331	65,529,479
Gross carrying amount [member] | Commutation/transmission equipment [member]
IfrsStatementLineItems [Line Items]
Balance beginning	35,061,237	25,854,454
Additions / depreciation	16,663	(4,788)
Write-offs	(157,744)	(129,957)
Transfers	3,138,109	3,028,504
Acquisitions of subsidiary	6,527,485	6,313,024
Balance end	38,274,244	35,061,237
Gross carrying amount [member] | Fiber Optic Cables [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	783,396	778,512
Additions / depreciation
Write-offs
Transfers	3,366	4,884
Acquisitions of subsidiary
Balance end	786,762	783,396
Gross carrying amount [member] | Leased handsets [member]
IfrsStatementLineItems [Line Items]
Balance beginning	3,876,846	2,806,454
Additions / depreciation		752
Write-offs	(16,853)	(17,149)
Transfers	222,749	166,099
Acquisitions of subsidiary	920,690	920,690
Balance end	4,082,742	3,876,846
Gross carrying amount [member] | Network infrastructure [member]
IfrsStatementLineItems [Line Items]
Balance beginning	7,710,055	6,443,285
Additions / depreciation	19,423
Write-offs	(43,030)	(16,296)
Transfers	266,915	493,409
Acquisitions of subsidiary	572,350	789,657
Balance end	7,737,385	7,710,055
Gross carrying amount [member] | Informatics Assets [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	1,780,690	1,756,340
Additions / depreciation
Write-offs	(5,020)	(342,843)
Transfers	28,150	31,032
Acquisitions of subsidiary		336,161
Balance end	1,803,782	1,780,690
Gross carrying amount [member] | General Use Assets [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	966,562	916,845
Additions / depreciation
Write-offs	(857)	(4,840)
Transfers	38,560	41,503
Acquisitions of subsidiary	9,202	13,054
Balance end	1,004,301	966,562
Gross carrying amount [member] | Right of use assets [member]
IfrsStatementLineItems [Line Items]
Balance beginning	14,462,803	9,779,327
Additions / depreciation	2,005,441	1,979,473
Write-offs	(866,747)	(225,446)
Transfers
Acquisitions of subsidiary	3,341,422	2,929,449
Balance end	15,973,178	14,462,803
Gross carrying amount [member] | Land [member]
IfrsStatementLineItems [Line Items]
Balance beginning	39,802	40,794
Additions / depreciation
Write-offs	(1,214)	(992)
Transfers
Acquisitions of subsidiary
Balance end	38,588	39,802
Gross carrying amount [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Balance beginning	848,088	783,667
Additions / depreciation	3,492,418	3,830,268
Write-offs	(315)	(416)
Transfers	(3,697,849)	(3,765,431)
Acquisitions of subsidiary
Balance end	642,349	848,088
Gross carrying amount [member] | Value After Acquisition [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	54,530,017
Balance end		54,530,017
Gross carrying amount [member] | Value After Acquisition [Member] | Commutation/transmission equipment [member]
IfrsStatementLineItems [Line Items]
Balance beginning	28,749,731
Balance end		28,749,731
Gross carrying amount [member] | Value After Acquisition [Member] | Leased handsets [member]
IfrsStatementLineItems [Line Items]
Balance beginning	2,956,156
Balance end		2,956,156
Gross carrying amount [member] | Value After Acquisition [Member] | Network infrastructure [member]
IfrsStatementLineItems [Line Items]
Balance beginning	6,921,727
Balance end		6,921,727
Gross carrying amount [member] | Value After Acquisition [Member] | Informatics Assets [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	1,780,652
Balance end		1,780,652
Gross carrying amount [member] | Value After Acquisition [Member] | General Use Assets [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	957,396
Balance end		957,396
Gross carrying amount [member] | Value After Acquisition [Member] | Right of use assets [member]
IfrsStatementLineItems [Line Items]
Balance beginning	11,493,062
Balance end		11,493,062
Gross carrying amount [member] | Value After Acquisition [Member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Balance beginning	848,095
Balance end		848,095
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance beginning	(42,868,327)	(30,851,278)
Additions / depreciation	(5,089,736)	(4,764,239)
Write-offs	202,027	530,748
Transfers
Acquisitions of subsidiary	(8,289,050)	(7,783,558)
Balance end	(47,931,516)	(42,868,327)
Accumulated depreciation and amortisation [member] | Commutation/transmission equipment [member]
IfrsStatementLineItems [Line Items]
Balance beginning	(26,235,111)	(18,187,994)
Additions / depreciation	(2,376,419)	(2,234,345)
Write-offs	151,861	129,196
Transfers
Acquisitions of subsidiary	(6,088,197)	(5,941,968)
Balance end	(28,413,977)	(26,235,111)
Accumulated depreciation and amortisation [member] | Fiber Optic Cables [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	(583,854)	(522,205)
Additions / depreciation	(61,124)	(61,649)
Write-offs
Transfers
Acquisitions of subsidiary
Balance end	(644,978)	(583,854)
Accumulated depreciation and amortisation [member] | Leased handsets [member]
IfrsStatementLineItems [Line Items]
Balance beginning	(3,598,459)	(2,534,691)
Additions / depreciation	(173,764)	(155,902)
Write-offs	11,274	11,694
Transfers
Acquisitions of subsidiary	(920,672)	(919,560)
Balance end	(3,761,002)	(3,598,459)
Accumulated depreciation and amortisation [member] | Network infrastructure [member]
IfrsStatementLineItems [Line Items]
Balance beginning	(4,992,013)	(4,043,155)
Additions / depreciation	(367,017)	(390,832)
Write-offs	33,383	15,654
Transfers
Acquisitions of subsidiary	(587,153)	(573,680)
Balance end	(5,325,647)	(4,992,013)
Accumulated depreciation and amortisation [member] | Informatics Assets [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	(1,675,606)	(1,629,730)
Additions / depreciation	(45,208)	(78,418)
Write-offs	4,995	369,807
Transfers
Acquisitions of subsidiary		(337,265)
Balance end	(1,715,818)	(1,675,606)
Accumulated depreciation and amortisation [member] | General Use Assets [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	(706,014)	(649,229)
Additions / depreciation	(49,888)	(50,097)
Write-offs	514	4,397
Transfers
Acquisitions of subsidiary	(7,706)	(11,085)
Balance end	(755,528)	(706,014)
Accumulated depreciation and amortisation [member] | Right of use assets [member]
IfrsStatementLineItems [Line Items]
Balance beginning	(5,077,270)	(3,284,274)
Additions / depreciation	(2,016,316)	(1,792,996)
Write-offs
Transfers
Acquisitions of subsidiary	(685,322)
Balance end	(7,314,566)	(5,077,270)
Accumulated depreciation and amortisation [member] | Value After Acquisition [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	(34,754,757)
Balance end		(34,754,757)
Accumulated depreciation and amortisation [member] | Value After Acquisition [Member] | Commutation/transmission equipment [member]
IfrsStatementLineItems [Line Items]
Balance beginning	(20,101,222)
Balance end		(20,101,222)
Accumulated depreciation and amortisation [member] | Value After Acquisition [Member] | Leased handsets [member]
IfrsStatementLineItems [Line Items]
Balance beginning	(2,677,840)
Balance end		(2,677,840)
Accumulated depreciation and amortisation [member] | Value After Acquisition [Member] | Network infrastructure [member]
IfrsStatementLineItems [Line Items]
Balance beginning	(4,404,860)
Balance end		(4,404,860)
Accumulated depreciation and amortisation [member] | Value After Acquisition [Member] | Informatics Assets [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	(1,675,605)
Balance end		(1,675,605)
Accumulated depreciation and amortisation [member] | Value After Acquisition [Member] | General Use Assets [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	(698,448)
Balance end		(698,448)
Accumulated depreciation and amortisation [member] | Value After Acquisition [Member] | Right of use assets [member]
IfrsStatementLineItems [Line Items]
Balance beginning	(4,612,928)
Balance end		(4,612,928)
Total Property Plant And Equipment Net [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	22,661,152	18,308,400
Additions / depreciation	444,209	1,041,466
Write-offs	(889,753)	(207,191)
Transfers
Acquisitions of subsidiary	3,082,099	3,518,477
Balance end	22,411,815	22,661,152
Total Property Plant And Equipment Net [Member] | Value After Acquisition [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	R$ 19,775,260
Balance end		R$ 19,775,260